Document and Entity Information - USD ($)	9 Months Ended
	Sep. 30, 2016	Jun. 30, 2015
Document and Entity Information:
Entity Registrant Name	Kinerjapay Corp.
Document Type	10-Q
Document Period End Date	Sep. 30, 2016
Trading Symbol	kpay
Amendment Flag	false
Entity Central Index Key	0001494162
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	8,227,013
Entity Public Float		$ 10,000
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	Q3